21 Loans and Financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Gross debt	R$ 3,214,249	R$ 3,168,710
Transaction cost	(25,718)	(26,327)
Net debt	3,188,531	R$ 3,142,383
Noncurrent Installments [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	2,493,421
Transaction cost	(22,567)
Net debt	2,470,854
Noncurrent Installments [member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	328,538
Transaction cost	(2,054)
Net debt	326,484
Noncurrent Installments [member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	202,249
Transaction cost	(1,732)
Net debt	200,517
Noncurrent Installments [member] | 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	337,272
Transaction cost	(1,738)
Net debt	335,534
Noncurrent Installments [member] | 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	195,764
Transaction cost	(1,735)
Net debt	194,029
Noncurrent Installments [member] | 2025 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	195,846
Transaction cost	(1,738)
Net debt	194,108
Noncurrent Installments [member] | After 2026 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,233,752
Transaction cost	(13,570)
Net debt	R$ 1,220,182